Schedule of Notes Payable for Vehicles (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Balance - December 31, 2023	$ 4,802,115
Repayments	(276,557)	(199,723)	(945,243)
Balance - March 31, 2024	6,237,234		4,802,115
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Balance - December 31, 2023	1,173,278	$ 2,009,896	2,009,896	476,313
Acquisition of vehicles in exchange for notes payable				2,166,643
Repayments	(203,849)		(836,618)	(633,060)
Balance - March 31, 2024	$ 969,429		$ 1,173,278	$ 2,009,896